CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SUMMARY OF CUSTOMERS CONTRIBUTION
	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customer A	17%	24%	31%